Earnings Per Share (Policies)	12 Months Ended
Jan. 02, 2016
Earnings Per Share [Abstract]
Earnings Per Share
The Company calculates earnings per share in accordance with FASB ASC Topic 260, Earnings Per Share (“ASC 260”). ASC 260 addresses whether instruments granted in share-based payment transactions are participating securities prior to vesting, and, therefore, need to be included in the earnings allocation in computing earnings per share under the two-class method. Under the guidance in ASC 260, the Company’s unvested share-based payment awards that contain non-forfeitable rights to dividends or dividend equivalents, whether paid or unpaid, are participating securities and must be included in the computation of earnings per share pursuant to the two-class method.